UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

                                               ---------------------
Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number:  028-12834
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
         ----------------------------------
Title:     Chief Financial Officer
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Phone:     443-921-2060
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Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland            May 13, 2011
   ----------------------      ------------------------      ------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -----------------
Form 13F Information Table Entry Total:         26
                                        -----------------
Form 13F Information Table Value Total:     89,596
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                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF MARCH 31, 2011

                                                                          SHARES/
                                   TITLE                        VALUE      PRN     SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                      OF CLASS           CUSIP       X1000     AMOUNT   PRN   CALL  DISCRETION  MANAGERS SOLE SHARES NONE
-----------                      --------           -----       ------    ------   ---   ----  ----------  -------- ---- ------ ----
Abercrombie & Fitch Co. Cl A     Common           002896207       3,263    55,589   SH               SOLE   No       55,589
Ambassadors Group Inc.           Common           023177108       2,776   253,490   SH               SOLE   No      253,490
American Public Education, Inc.  Common           02913V103       3,442    85,094   SH               SOLE   No       85,094
Apollo Group Inc-Cl A            Common           037604105       1,487    35,650   SH               SOLE   No       35,650
Ares Capital Corp.               Closed End Fund  04010L103       5,729   338,048   SH               SOLE   No      338,048
Bridgepoint Education Inc.       Common           10807M105       1,979   115,740   SH               SOLE   No      115,740
Capitol Fed Financing Inc.       Common           14057J101       1,574   139,704   SH               SOLE   No      139,704
Corinthian Colleges Inc.         Common           218868107       3,004   679,708   SH               SOLE   No      679,708
DeVry Inc.                       Common           251893103       3,650    66,285   SH               SOLE   No       66,285
DirecTV                          Common           25490A101       3,015    64,420   SH               SOLE   No       64,420
Healthsouth Corp                 Common-New       421924309       5,215   208,787   SH               SOLE   No      208,787
Iberiabank Corp                  Common           450828108       3,404    56,605   SH               SOLE   No       56,605
ISEI-BFC Ltd.                    Common           74339G101       2,614   103,026   SH               SOLE   No      103,026
ITT Educational Services Inc.    Common           45068B109       1,649    22,850   SH               SOLE   No       22,850
Lazard Ltd Cl A                  Common           G54050102       2,960    71,184   SH               SOLE   No       71,184
Learning Tree International Inc. Common           522015106       6,103   694,272   SH               SOLE   No      694,272
Market Leader, Inc.              Common           57056R103       2,638 1,055,222   SH               SOLE   No    1,055,222
Mastercard Inc.                  Common           57636Q104       5,518    21,922   SH               SOLE   No       21,922
Medcath Corporation              Common           58404W109       5,708   409,167   SH               SOLE   No      409,167
Raymond James Financial Inc.     Common           754730109       2,659    69,546   SH               SOLE   No       69,546
Republic Services Inc.           Common           760759100       2,559    85,184   SH               SOLE   No       85,184
SBA Communications Corp Cl A     Common           78388J106       4,136   104,246   SH               SOLE   No      104,246
Shaw Group Inc.                  Common           820280105       2,948    83,258   SH               SOLE   No       83,258
Skechers USA Inc.                Common           830566105       4,081   198,700   SH               SOLE   No      198,700
Smurfit-Stone Container Corp     Common           832727101         103     2,658   SH               SOLE   No        2,658
Williams Controls Inc.           Common-New       969465608       7,381   667,325   SH               SOLE   No      667,325

                                                                 89,595 5,687,680                                 5,687,680